10010363

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
MAY 03 2010
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

CERTNAS

001-34719

By Electronic Mail Only

May 3, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 29, 2010 The Nasdaq Stock Market (the "Exchange") received from S&W SEED COMPANY (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of two shares of Common Stock, one Class A Warrant and one Class B Warrant
Common Stock, par value $0.001 per share
Class A Warrants, each to purchase one share of Common Stock
Class B Warrants, each to purchase one share of Common Stock

We further certify that the security(ies) described above has/have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick